RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related party balances

	2019	2020
	December 31	December 31
	RMB	RMB
Accounts receivable from related parties:
Accounts receivable from JinkoPower for sales of solar modules and others	484,317,935	376,719,310
Accounts receivable from Sweihan PV Power Company P.S.J.C ("Sweihan PV", which develops and operates solar power projects in Dubai)	36,185,644	33,638,826
Subtotal	520,503,579	410,358,136
Notes receivables from a related party:
Notes receivables from JinkoPower	18,628,574	33,001,402

Other receivables from related parties:
Prepayments to JinkoPower for outsourcing services	32,247,424	20,609,442
Other receivables from JinkoPower for miscellaneous transactions	21,995,622	3,146,781
Advances of travel and other business expenses to executive directors who are also shareholders	75,234	—
Subtotal	54,318,280	23,756,223
Other assets from a related party:
Guarantee receivables due from JinkoPower	96,753,306	107,318,909

Accounts payable due to a related party:
Accounts payable due to Jinko-Tiansheng	36,309,710	14,113,577

Advances from a related party:
Advances from JinkoPower for sales of solar modules	748,615	—

Other payables due to related parties:
Other payables due to JinkoPower for payments on behalf of the Company	2,343,314	71,240,329
Other payables to Jiangxi Desun Energy Co., Ltd.(“Jiangxi Desun”, an entity in which our founders and substantial shareholders, Xiande Li, Kangping Chen and Xianhua Li, each holds more than 10%, and collectively hold 73%, of the equity interest) for leasing of land and buildings	10,784,038	275,075
Subtotal	13,127,352	71,515,404
(1)	Advances of travel and other business expenses to executive directors who are also shareholders represent the amounts the Company advanced to them for expected expenses, charges and incidentals relating to their business development activities.
(2)	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.
(3)	As of December 31, 2019 and 2020, bank deposits of the Group with the amount of RMB17.7 million were pledged for certain loans of JinkoPower.
(4)	On March 30, 2021, the Company signed an agreement to offset the debts and receivables between the Group and JinkoPower with the aggregate amount of RMB71.0 million.

Schedule of Transactions with Related Parties

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Revenue from sales of products and providing services to related parties
Revenue from sales of products to Sweihan PV (an associate entity)	1,416,020,214	144,287,938	51,201,037
Income of financing guarantees	26,229,524	18,574,433	14,687,691
Revenue from sales of products to JinkoPower	38,895,833	7,812,477	5,072,143
Income of project management provided to Sweihan PV	—	—	3,721,149
Rental services provided to JinkoPower	2,177,280	2,177,280	2,177,280
Revenue from sales of products to a subsidiary of ReneSola	47,388	—	—

Service expenses provided by related parties
Processing fee of OEM service charged by Jiangsu Jinko-Tiansheng	19,741,927	39,565,882	27,485,358
Solar project management service provided by JinkoPower	20,842,153	23,266,889	9,442,936
Rental services provided by Jiangxi Desun	1,100,304	1,100,304	1,100,304
Electricity fee charged by JinkoPower	—	—	3,087,690
Construction service of solar project provided by JinkoPower	25,769,137	8,935,653	—